                        VANGUARD VARIABLE INSURANCE FUND
                              PROSPECTUS SUPPLEMENT

                                DECEMBER 13, 1996

Effective for the fiscal year starting October 1, 1996, Vanguard Variable Insurance Fund's Balanced, Equity Index, and Equity Income Portfolios will change from a quarterly dividend distribution cycle (January, April, July, and October) to an annual cycle, with dividends and any capital gains distributed in October.

The Portfolios will distribute dividends and capital gains according to the following schedule:


                                                                              CAPITAL GAINS (IF ANY)
PORTFOLIO                             DIVIDENDS DISTRIBUTED                              DISTRIBUTED
----------------------------------------------------------------------------------------------------
Money Market                          Monthly (declared daily)                                   --

High-Grade Bond                       Monthly (declared daily)                               October

High Yield Bond                       Monthly (declared daily)                               October

Balanced                              October                                                October

Equity Index                          October                                                October

Equity Income                         October                                                October

Growth                                October                                                October

Small Company Growth                  October                                                October

International                         October                                                October
